UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08217

Name of Fund: BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 114.0%
Corporate — 3.2%
New York City Industrial Development Agency, Refunding RB, AMT:
Series A, 5.00%, 7/01/28	$820	$876,645
Terminal One Group Association Project, 5.50%, 1/01/24 (a)	1,500	1,618,440
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	4,500	5,600,745
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,562,978
Suffolk County Industrial Development Agency New York, RB, Keyspan, Port Jefferson, AMT, 5.25%, 6/01/27	4,355	4,443,973

		16,102,781

County/City/Special District/School District — 28.6%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp., Project, Series A, 5.38%, 10/01/41	1,000	1,178,010
City of New York, New York, GO:
Series A-1, 5.00%, 8/01/35	2,350	2,805,289
Sub-Series A-1, 4.00%, 10/01/34	870	957,618
Sub-Series A-1, 5.00%, 10/01/34	1,630	1,969,122
Sub-Series D-1, 5.00%, 10/01/33	4,175	5,041,897
City of New York, New York, GO, Refunding:
Series B, 3.00%, 8/01/31	1,500	1,529,055
Series I, 5.00%, 8/01/32	490	595,095
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,375,722
5.00%, 12/01/36	1,100	1,304,864
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,198,370
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,564,273
(AGC), 5.00%, 2/15/47	7,370	8,059,537
(AGM), 5.00%, 2/15/47	7,530	8,234,507
(NPFGC), 4.50%, 2/15/47	14,505	15,263,031
(NPFGC), 5.00%, 2/15/47	1,500	1,636,770
(NPFGC), 5.00%, 2/15/47	305	333,536

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (continued)
New York City Industrial Development Agency, RB, PILOT:
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	$800	$958,376
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,641,330
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	8,140	8,415,865
Yankee Stadium (AGC), 4.39%, 3/01/39 (b)	1,380	440,882
Yankee Stadium (NPFGC), 5.00%, 3/01/36	2,200	2,320,538
Yankee Stadium (NPFGC), 5.00%, 3/01/46	9,500	9,935,005
New York City Transitional Finance Authority, RB:
Future Tax Secured, Series B (NPFGC), 5.50%, 2/01/13	110	110,494
Future Tax Secured, Series C (NPFGC), 5.00%, 2/01/14 (c)	1,830	1,929,845
Future Tax Secured, Series C (NPFGC), 5.00%, 2/01/33	8,170	8,573,189
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/13 (c)	2,455	2,475,769
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	45	45,374
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured Revenue, Series A (NPFGC), 5.00%, 11/15/26	250	250,943
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	2,100	2,318,967
5.00%, 11/15/35	1,150	1,269,911
5.00%, 11/15/44	4,955	5,464,077
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	2,021,083
4 World Trade Center Project, 5.75%, 11/15/51	2,080	2,544,693
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	2,780	3,215,626
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,678,900

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
Oneida-Herkimer Solid Waste Management Authority New York, Refunding RB, Solid Waste System (AGM), 5.50%, 4/01/13	$1,800	$1,829,034
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC):
5.25%, 10/15/27	2,500	2,714,525
5.00%, 10/15/32	17,175	18,541,958
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	300	372,471
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,192,690
Tompkins County Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	600,600

		142,908,841

Education — 18.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,506,330
City of Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	4,050	4,599,180
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC), 5.00%, 7/01/30	4,000	4,298,800
New York City Industrial Development Agency, Refunding RB, Nightingale-Bamford School (AMBAC), 5.25%, 1/15/17	1,200	1,206,600
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,570,000
New York City Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A (NPFGC), 5.00%, 7/01/36	6,300	6,708,429
Carnegie Hall, Series A, 4.75%, 12/01/39	3,150	3,508,470
Carnegie Hall, Series A, 5.00%, 12/01/39	1,850	2,092,109
New York State Dormitory Authority, RB:
Convent Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,144,408

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (continued)
New York State Dormitory Authority, RB (concluded):
Fordham University, Series A, 5.00%, 7/01/28	$175	$209,062
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,646,122
General Purpose, Series A, 4.50%, 3/15/35	2,000	2,265,780
Mount Sinai School of Medicine, 5.13%, 7/01/39	1,000	1,126,750
New School (AGM), 5.50%, 7/01/43	3,265	3,815,055
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,956,805
New York University, Series B, 5.00%, 7/01/34	400	478,164
New York University, Series B, 5.00%, 7/01/42	3,000	3,554,220
New York University, Series C, 5.00%, 7/01/38	2,000	2,241,400
Siena College, 5.13%, 7/01/39	1,345	1,513,771
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	872,625
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,721,895
New York State Dormitory Authority, Refunding RB:
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,198,490
Mount Sinai School of Medicine at NYU (NPFGC), 5.00%, 7/01/35	5,100	5,511,162
New York University, Series A, 5.00%, 7/01/37	4,180	4,967,721
Rochester Institute of Technology, 4.00%, 7/01/31 (d)	3,300	3,666,036
Rochester Institute of Technology, 4.00%, 7/01/33 (d)	1,605	1,758,839
Rochester Institute of Technology, 5.00%, 7/01/38 (d)	500	592,835
Rochester Institute of Technology, 5.00%, 7/01/42 (d)	750	885,097
Rockefeller University, Series B, 4.00%, 7/01/38	3,085	3,369,869
Saint John’s University, Series A, 5.00%, 7/01/27	370	449,813
Saint John’s University, Series A, 5.00%, 7/01/28	500	605,005
Third General Resolution, State University Educational Facilities, Series A, 5.00%, 5/15/29	1,000	1,239,840

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	$125	$147,488
Tompkins County Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	597,470
5.25%, 7/01/36	700	814,506
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.75%, 12/01/31	7,000	7,082,040

		90,922,186

Health — 9.1%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	581,760
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	3,925	4,652,891
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	2,072,016
New York State Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,694,398
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	5,500	6,209,720
Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,000	1,069,090
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/14 (c)	3,895	4,140,813
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,825	2,119,610
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	1,250	1,327,738
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,500	1,606,995
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	480	552,725
NYU Hospital Center, Series A, 5.75%, 7/01/31	2,680	3,200,724
NYU Hospital Center, Series A, 6.00%, 7/01/40	1,800	2,162,538

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority, Refunding RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/36	$1,000	$1,074,420
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	2,000	2,298,820
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/34	7,375	8,649,252
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	1,000	1,084,440

		45,497,950

Housing — 3.8%
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	791,055
Series A-1-A, 5.45%, 11/01/46	1,335	1,398,893
Series C, 5.00%, 11/01/26	1,250	1,309,712
Series C, 5.05%, 11/01/36	2,000	2,090,920
Series H-1, 4.70%, 11/01/40	1,000	1,029,960
Series H-2-A, 5.20%, 11/01/35	835	882,119
Series H-2-A, 5.35%, 5/01/41	600	643,026
New York Mortgage Agency, RB, Series 145, AMT, 5.13%, 10/01/37	900	943,632
New York Mortgage Agency, Refunding RB, AMT:
Series 97, 5.50%, 4/01/31	525	525,719
Series 133, 4.95%, 10/01/21	685	716,750
Series 143, 4.85%, 10/01/27	1,085	1,138,946
Series 143, 4.90%, 10/01/37	813	846,348
Series 143 (NPFGC), 4.85%, 10/01/27	2,000	2,117,560
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,036,110
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,648,635
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,080,960
		19,200,345

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
State — 10.5%
New York City Transitional Finance Authority, BARB:
Series S-1, 4.00%, 7/15/42	$1,000	$1,076,100
Series S-2 (NPFGC), 4.25%, 1/15/34	4,830	5,081,643
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,618,297
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,637,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,464,800
Series S-2 (AGM), 5.00%, 1/15/37	3,750	4,084,425
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	289,375
Mental Health Facilities, Series B, 5.25%, 2/15/14 (c)	1,550	1,638,520
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	5,221,935
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,818,925
Series C, 5.00%, 12/15/31	2,320	2,662,966
New York State Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	450	511,101
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,017,520
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,000	1,155,810
Series A (AMBAC), 5.00%, 4/01/26	8,700	9,765,663
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	1,000	1,206,060
New York State Urban Development Corp., State Personal Income Tax, RB:
Series A, 3.50%, 3/15/28	1,660	1,816,123
Series C-1 (NPFGC), 5.00%, 3/15/13 (c)	3,000	3,041,880
State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/14 (c)	2,000	2,121,240

		52,229,703

	Par (000)	Value
Municipal Bonds
New York (continued)
Tobacco — 3.7%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series A-1 (AMBAC):
5.25%, 6/01/20	$5,000	$5,121,150
5.25%, 6/01/21	13,275	13,588,423

		18,709,573

Transportation — 27.1%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	6,015	7,774,688
Series A, 5.00%, 11/15/27	1,000	1,203,090
Series D, 5.25%, 11/15/41	2,250	2,639,295
Series H, 4.00%, 11/15/34	2,295	2,462,650
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	2,500	2,881,350
Series F, 5.00%, 11/15/30	3,160	3,812,350
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction:
5.00%, 12/15/41	6,000	7,021,740
5.25%, 12/15/43	11,500	13,665,910
New York State Thruway Authority, RB, General, Series I, 4.13%, 1/01/42	1,750	1,881,005
New York State Thruway Authority, Refunding RB:
Series F (AMBAC), 5.00%, 1/01/30	5,000	5,428,100
Series G (AGM), 4.75%, 1/01/29	1,250	1,366,338
Series G (AGM), 4.75%, 1/01/30	1,030	1,125,862
Series G (AGM), 5.00%, 1/01/32	3,450	3,815,424
Series I, 5.00%, 1/01/37	3,315	3,905,169
Series I, 5.00%, 1/01/42	1,970	2,313,804
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	1,600	1,777,328
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, AMT, 5.00%, 8/01/36	750	752,445
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,935,175
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 5.90%, 12/01/17	4,000	4,006,120
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 6.25%, 12/01/15	7,830	8,611,826
Special Project, JFK International Air Terminal, Series 6 AMT (NPFGC), 5.75%, 12/01/22	26,725	26,736,225

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	$6,000	$6,259,380
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	1,965	2,048,139
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/36	1,000	1,197,720
Series B, 5.00%, 11/15/31	430	527,219
Series B, 4.00%, 11/15/32	500	557,345
Series C, 5.00%, 11/15/38	1,385	1,659,424
Series E (NPFGC), 5.25%, 11/15/23	8,600	8,634,056
Series E (NPFGC), 5.00%, 11/15/32	8,315	8,343,936

		135,343,113

Utilities — 9.8%
Long Island Power Authority, RB, Series A:
5.00%, 5/01/36	2,375	2,752,863
(AMBAC), 5.00%, 9/01/29	3,000	3,195,450
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,832,445
General, Series B (AGM), 5.00%, 12/01/35	3,500	3,898,405
Series A (AGC), 5.75%, 4/01/39	1,000	1,235,500
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	3,500	3,955,420
New York City Municipal Water Finance Authority, Refunding RB:
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,215,620
2nd Generation Resolution, Series FF, 5.00%, 6/15/31	1,500	1,823,430
Series A (AGM), 4.25%, 6/15/39	1,700	1,816,399
Series DD, 5.00%, 6/15/32	5,750	6,802,882
Series DD (AGM), 4.50%, 6/15/39	2,500	2,710,050
Series FF, 4.00%, 6/15/45	1,975	2,132,684
Series FF, 5.00%, 6/15/45	2,100	2,476,782
New York State Environmental Facilities Corp., RB, Long Island Water Corp. Project, Series A, AMT (NPFGC), 4.90%, 10/01/34	6,000	6,166,200
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,861,024

	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities (concluded)
New York State Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	$2,580	$3,069,710

		48,944,864

Total Municipal Bonds in New York		569,859,356

Guam — 1.2%
Transportation — 0.9%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	3,700	3,707,807
5.25%, 10/01/22	1,050	1,052,047

		4,759,854

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,282,207

Total Municipal Bonds in Guam		6,042,061

Puerto Rico — 10.1%
Housing — 0.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,772,700

State — 6.1%
Commonwealth of Puerto Rico, GO, Refunding (NPFGC):
Public Improvement, Series A, 5.50%, 7/01/20	1,970	2,203,346
Sub-Series C-7, 6.00%, 7/01/27	1,400	1,530,088
Sub-Series C-7, 6.00%, 7/01/28	4,000	4,355,040
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 5.89%, 7/01/34	9,300	2,658,591
(AMBAC), 6.10%, 7/01/37	2,200	501,908
(NPFGC), 5.79%, 7/01/33	5,500	1,699,830
Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (NPFGC), 5.57%, 7/01/31 (b)	10,280	3,701,828
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,500	2,721,900
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.63%, 8/01/30	1,000	1,058,800
5.75%, 8/01/37	3,000	3,343,500
(AGM), 5.00%, 8/01/40	1,905	2,077,136

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	5

Schedule of Investments(continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.42%, 8/01/41 (b)	$11,000	$2,375,560
CAB, Series A (NPFGC), 5.46%, 8/01/43 (b)	2,500	479,350
Senior Series C, 5.25%, 8/01/40	1,530	1,721,342

		30,428,219

Transportation — 3.0%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	5,025	6,118,490
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	3,710	4,012,922
Series CC, 5.50%, 7/01/29	2,145	2,569,967
Series CC, 5.50%, 7/01/31	1,855	2,220,083

		14,921,462

Utilities — 0.5%
Puerto Rico Electric Power Authority, RB:
Series NN, 5.13%, 7/01/13 (c)	940	966,931
Series RR (NPFGC), 5.00%, 7/01/24	1,000	1,055,000
Puerto Rico Electric Power Authority, Refunding RB, Series V (NPFGC), 5.25%, 7/01/30	500	546,490

		2,568,421

Total Municipal Bonds in Puerto Rico		50,690,802

Total Municipal Bonds – 125.3%		626,592,219

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

New York — 31.0%
County/City/Special District/School District — 11.9%
City of New York, New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (f)	10,000	12,483,300
Series J, 5.00%, 5/15/23	6,800	7,249,616
New York City Transitional Finance Authority, RB, Future Tax Secured Sub-Series D-1, 5.00%, 11/01/38	1,650	1,969,193
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	18,000	19,876,860

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., RB, 7 World Trade Center Project, Class 1:
4.00%, 9/15/35	$2,010	$2,129,997
5.00%, 9/15/40	2,610	3,090,866
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/44	2,000	2,307,060
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	5,000	5,936,900
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.00%, 10/15/32	4,003	4,321,595

		59,365,387

Education — 4.5%
New York State Dormitory Authority, RB:
New York University, Series A, 5.00%, 7/01/38	5,498	6,162,282
New York University, Series A (AMBAC), 5.00%, 7/01/37	2,999	3,338,006
Series B, 5.75%, 3/15/36	5,000	6,295,100
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	4,448	5,261,015
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,480	1,774,076

		22,830,479

State — 1.2%
New York State Dormitory Authority, RB, Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	5,458	6,054,638

Transportation — 10.1%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	5,999	7,287,693
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	8,010,793
New York State Thruway Authority, Refunding RB (AGM):
Series G, 5.00%, 1/01/32	12,000	13,271,040
Series H, 5.00%, 1/01/37	8,500	9,762,675
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 37th Series (AGM), 5.13%, 7/15/30	2,500	2,671,375
Consolidated, 169th Series, 5.00%, 10/15/25	8,005	9,532,661

		50,536,237

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

New York (concluded)

Utilities — 3.3%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	$4,004	$4,953,899
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	7,151	8,542,796
Series FF-2, 5.50%, 6/15/40	2,399	2,958,342
		16,455,037
Total Municipal Bonds in New York		155,241,778

Puerto Rico — 1.8%
State — 1.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.00%, 8/01/40	8,000	8,852,480
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 32.8%		164,094,258
Total Long-Term Investments (Cost – $721,083,006) – 158.1%		790,686,477

	Shares
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (g)(h)	29,810,179	29,810,179
Total Short-Term Securities (Cost – $29,810,179) – 6.0%		29,810,179
Total Investments (Cost - $750,893,185*) – 164.1%		820,496,656
Other Assets Less Liabilities – 0.2%		865,890
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (15.6)%		(77,881,553)
VDRP Shares, at Liquidation Value – (48.7)%		(243,600,000)
Net Assets Applicable to Common Shares – 100.0%		$499,880,993

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$673,837,006
	Gross unrealized appreciation	$71,721,053
	Gross unrealized depreciation	(2,898,223)
	Net unrealized appreciation	$68,822,830
(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
RBC Capital Markets	$3,666,036	$21,615

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $5,000,000.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BIF New York Municipal Money Fund	9,529,494	20,280,685	29,810,179	—

(h)	Represents the current yield as of report date.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
Fannie Mae	Federal National Mortgage Association
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
Syncora	Syncora Guarantee
—

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	8

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$790,686,477	—	$790,686,477
Short-Term Securities	$29,810,179	—	—	29,810,179
Total	$29,810,179	$790,686,477	—	$820,496,656

1See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(77,836,820)	—	$(77,836,820)
VRDP Shares	—	(243,600,000)	—	(243,600,000)
Total	—	$(321,436,820)	—	$(321,436,820)

There were no transfers between levels during the period ended November 30, 2012.

BLACKROCK MUNIHOLDINGS NEW YORK QUALITY FUND, INC.	NOVEMBER 30, 2012	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New York Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New York Quality Fund, Inc.

Date: January 23, 2013